Income Taxes (Details Narrative) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member]	9 Months Ended		36 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 20, 2023	Oct. 11, 2020
Preferential income tax rate				15.00%
Effective income tax rates	12.10%	17.20%
Statutory income tax rate	25.00%
Minimum [Member] | Forecast [Member]
Preferential income tax rate			15.00%